                                                         2500 One Liberty Place
                                                             1650 Market Street
RICHARD G. DEVLIN III                               Philadelphia, PA 19103-7301
Direct Phone:  215.851.8158                                        215.851.8100
Email:  rdevlin@reedsmith.com                                  Fax 215.851.1420





June 30, 2006

Pamela A. Long
Assistant Director
U.S. Securities and Exchange Commission Washington, D.C. 20549-7010

         RE:      COMMONWEALTH INCOME & GROWTH FUND VI
                  REGISTRATION STATEMENT ON FORM S-1
                  FILED FEBRUARY 10, 2006
                  FILE NO. 333-131736

Dear Ms. Long:

         On behalf of our client, Commonwealth Income & Growth Fund VI (the "Company" and the registrant with respect to above referenced filing), we are filing Pre-Effective Amendment Number 1 to the Registration Statement on Form S-1, File No. 333-131736, pursuant to Rules 470 and 472 of Regulation C and Regulation S-T. One clean and three marked courtesy copies showing the changes made to the initial filing of the Registration Statement of this filing have been delivered by overnight courier to the attention of Brigitte Lippman of the Commission Staff.

         The following are the Company's responses to the comments included in your letter dated March 9, 2006 regarding the above-captioned filing. For ease of reference, each question has been restated above the related response. Further, the Company intends to file updated financial statements for itself, its general partner and the parent of the general partner via a future pre-effective amendment to the Registration Statement, when such financial statements are complete. Following the filing of such amendment and the resolution with the staff of the comments set forth below and any future comments the Staff may have, the Company intends to orally seek acceleration of effectiveness of the registration statement pursuant to Rule 461 of Regulation
C. In that regard, the Company and Commonwealth Capital Securities Corp. hereby affirm that each is aware of its obligations under the Securities Act of 1933, as amended.


      LONDON o NEW YORK o LOS ANGELES o SAN FRANCISCO o WASHINGTON, D.C. o
                PHILADELPHIA o PITTSBURGH o OAKLAND o PRINCETON
       FALLS CHURCH o WILMINGTON o NEWARK o MIDLANDS, U.K.o CENTURY CITY o
              RICHMOND o HARRISBURG o LEESBURG o WESTLAKE VILLAGE

                            r e e d s m i t h . c o m

Pamela A. Long
June 30, 2006
Page 2



GENERAL

1. SINCE FUND I AND II HAVE COMMENCED LIQUIDATION LAST YEAR, REVISE DISCLOSURE THROUGHOUT THE PROSPECTUS TO DISCLOSE THIS AND THE GENERAL PARTNER'S TRACK RECORD FOR RETURNS ON THESE INVESTMENTS.

         Additional disclosure has been added throughout the prospectus regarding the prior programs, including those that are in liquidation, in particular in the "Prior Offerings By Affiliates" section, beginning on page 39. The Company notes that Fund I and Fund II continue to own equipment at the early stage of their liquidation, and liquidating distributions have not yet been made to investors. For these reasons, the Company believes that neither fund meets the requirement for inclusion in Table IV of the prior performance tables required by Guide 5.

2. WE ASSUME THAT WHEN YOU PRINT THE PROSPECTUS, YOU WILL USE THE CORRECT FONT SIZE. IT IS DIFFICULT TO DETERMINE FROM THE EDGAR VERSION OF THE PROSPECTUS PROVIDED AS A COURTESY COPY WHETHER YOU ARE USING THE CORRECT FONT SIZE.

         When the prospectus is typeset and printed, there will appear therein no text smaller than 10-point, Times New Roman type.

3. PRIOR TO THE EFFECTIVENESS OF THE REGISTRATION STATEMENT, PLEASE ARRANGE TO HAVE THE NASD CALL US OR PROVIDE US WITH A LETTER INDICATING THAT THE NASD HAS CLEARED THE FILING.

         The Company will request that the NASD contact you directly prior to the Company's request for effectiveness of the registration statement.

4. THE OFFERING TERMS AT THE TOP OF THE PAGE SHOULD REFER ONLY TO THE MINIMUM AMOUNT NEEDED TO BREAK ESCROW.

         The requested changes has been made to the top of the propspectus cover page.

5. ON THE COVER PAGE, THE SUMMARY AND THE RISK FACTORS SECTIONS, PLEASE REVISE THE RISK FACTORS AS FOLLOWS:

          o REVISE THE SECOND RISK FACTOR TO REFLECT THAT ALL OR A SUBSTANTIAL PORTION OF THE CASH DISTRIBUTIONS INVESTORS RECEIVE FROM YOU WILL BE A RETURN OF CAPITAL. DELETE THE LANGUAGE AFTER THE COMMA, SINCE IT APPEARS TO QUALIFY THIS LANGUAGE AND, INSTEAD, DISCLOSE THAT THIS MEANS IT IS A RETURN OF AN INVESTOR'S INITIAL INVESTMENT.

          o CLARIFY IN THE THIRD RISK FACTOR THAT THE ASSETS ARE TECHNOLOGY EQUIPMENT, WILL BE FULLY DEPRECIATED IN FIVE YEARS OR LESS AND LIKELY HAVE NO RESIDUAL VALUE. WE NOTE YOUR DISCLOSURE ON PAGE 53.

Pamela A. Long
June 30, 2006
Page 3



          o REVISE THE FOURTH RISK FACTOR TO REFLECT THAT INVESTORS MUST RELY SOLELY ON THE GENERAL PARTNER FOR MANAGEMENT.

          o REVISE THE PENULTIMATE RISK FACTOR TO INDICATE, IF TRUE, THAT ALL YOUR FUNDS HAVE INCURRED LOSSES EACH YEAR OF THE PARTNERSHIPS AND THAT TWO OF YOUR FUNDS ARE IN LIQUIDATION.

          o ADD A RISK FACTOR THAT YOU HAVE NOT SPECIFICALLY IDENTIFIED INVESTMENTS. AS A RESULT, INVESTORS CANNOT EVALUATE THE RISKS OF, OR POTENTIAL REURNS FROM, ANY INVESTMENTS.

          o ADD A RISK FACTOR THAT YOU MAY ENGAGE IN TRANSACTIONS WITH AFFILIATE AND THAT YOUR AFFILIATE AND UNDERWRITER, COMMONWEALTH CAPITAL SECURITIES CORP., WILL RECEIVE COMMISSIONS IN CONNECTION WITH THE OFFERING.

          o ADD A RISK FACTOR THAT THE OFFERING MAY BE OPEN FOR TWO YEARS UNTIL YOU RAISE THE MINIMUM AMOUNT.

         The requested changes has been made to the appropriate risk factors on the cover page, in the summary, and/or in the Risk Factors section of the prospectus. With respect to the fourth bullet point above, it is not true that all funds have incurred losses in each year. While losses are common due to equipment depreciation, Funds I, II and III achieved gains in several fiscal years. Fund I had net gains in 1994 and 2001, Fund II had net gains in 2001 and 2003, and Fund III had net gains in 1998.

6. THE COVER PAGE CONTAINS SIGNIFICANT TEXT THAT RESULTS IN OBSCURING THE INFORMATION INTENDED TO BE HIGHLIGHTED. PLEASE SHORTEN FOOTNOTE (1). ALSO REVISE FOOTNOTE (2) IN PLAIN ENGLISH.

         The requested revisions have been made to the cover page.

7. DISCLOSE WHETHER INTEREST WILL BE PAID TO INVESTORS WHEN THEY ARE ADMITTED TO THE PARTNERSHIP AND IF THEIR SUBSCRIPTION IS REJECTED, WHETHER THEIR INVESTMENT WILL BE RETURNED WITH INTEREST AND WITHOUT DEDUCTION.

         The requested disclosure has been moved out of the footnotes and stated as regular text on the cover page of the prospectus.

Investor Suitability Standards, page 1

8. PLEASE DISCLOSE THE METHODS YOU WILL EMPLOY TO ASSURE ADHERENCE TO THE SUITABILITY STANDARDS AND DISCUSS THE FACTORS PERTAINING TO THE NEED FOR THESE STANDARDS.

         Revisions have been made to page 1 of the prospectus to describe that investors attest to their suitability by signing the subscription agreement, and that the broker dealers selling to such investors have a regulatory obligation to investigate the suitability of the investment for their customers.

Pamela A. Long
June 30, 2006
Page 4



9. PLEASE ADD DISCLOSURE IN THIS SECTION THAT INVESTORS SHOULD NOT INVEST FUNDS UNLESS THEY CAN AFFORD TO HAVE THOSE FUNDS TIED UP FOR AT LEAST TEN YEARS.

         The requested disclosure has been added to page 1.

PROSPECTUS SUMMARY, PAGE 6

10. PLEASE PROVIDE CROSS-REFERENCES TO THE MORE DETAILED DISCLOSURE CONTAINED IN THE PROSPECTUS.

         Cross-references have been added to appropriate Summary headings.

11. BEGINNING ON PAGE 9, PLEASE DELETE THE SECTION "DISTRIBUTIONS ARE EXPECTED TO BE MADE QUARTERLY," UP TO THE RISK FACTORS SECTION. THIS INFORMATION APPEARS LATER IN THE PROSPECTUS AND IS NOT APPROPRIATE FOR THE SUMMARY SECTION.

         This section has been deleted from the Summary Section.

OUR COMPANY, PAGE 6

12. PLEASE DESCRIBE THE DEPRECIATION METHOD TO BE USED.

         The discussion on page 6 has been revised to disclose that the Company primarily uses the straight-line depreciation method, and that the Company may make exceptions for specific cases in the portfolio (i.e., a 24-month or less lease, or an early termination, in which case the Company may elect to use an accelerated depreciation method).

13. PLEASE STATE THE MAXIMUM LEVERAGE EXPECTED TO BE USED BY THE PARTNERSHIP.

         The discussion on page 6 has been revised to disclose that the Company does not intend to exceed 30% leverage overall in the portfolio.

14. PLEASE DISCLOSE THE LIFE OF THE PARTNERSHIP AND THE POSSIBILITY THAT IT MAY BE RENEWED OR EXTENDED. DISCLOSE HOW THIS PERIOD CAN BE EXTENDED AND FOR HOW LONG. DISCLOSE WHETHER ANY VOTE IS REQUIRED TO EXTEND THE LIFE OF THE PARTNERSHIP.

         The discussion on page 6 has been revised to disclose that the Company will terminate on December 31, 2018, unless sooner liquidated and dissolved. Discussion has also been added, and the limited partnership clarified accordingly, to disclose that the General Partner has discretion to extend the life of the partnership in increments not to exceed one year in length, if in the General Partner's discretion such extension is necessary to complete an orderly liquidation of the partnership.

Pamela A. Long
June 30, 2006
Page 5



RISK FACTORS, PAGE 6

15. PLEASE ALSO INCLUDE THE LEVERAGE, PRIOR PERFORMANCE HISTORY, AND TAX RISK FACTORS, AS SET FORTH ON THE COVER PAGE, BUT PROVIDE SLIGHTLY MORE DETAIL.

         The requested risk factors from the cover page have been added to the Summary Risk Factors on page 7.

16. PLEASE LIST ALL RISK FACTORS IN THE ORDER OF MATERIALITY.

         The risk factors on page 7 have been arranged in the order of materiality.

17. PLEASE CLARIFY THAT YOU DO NOT INTEND TO LIST THE PARTNERSHIP INTERESTS IN ANY SECURITIES MARKET AND DISCLOSE WHETHER YOU INTEND TO ASSIST IN THE DEVELOPMENT OF A SECONDARY MARKET OR PROVIDE QUALIFIED MATCHING SERVICES. TO THE EXTENT THAT YOU PROVIDE QUALIFIED MATCHING SERVICES, PLEASE CONSIDER THE IMPLICATIONS OF SECTION 5 OF THE SECURITIES ACT AS DISCUSSED IN SECTION IV OF RELEASE 33-6900.

         Discussion has been added to disclose on page 7 that the Company has no plans to list the partnership interests in any securities market and does not intent to assist in the development of a secondary market or to provide qualified matching services.

ESTIMATED USE OF PROCEEDS, PAGE 8

18. THE SUMMARY SECTION SHOULD PROVIDE INVESTORS WITH A CLEAR, CONCISE AND COHERENT SNAPSHOT DESCRIPTION OF THE OFFERING. PLEASE SHORTEN AND REVISE THE FOOTNOTES FOLLOWING THE TABLE IN PLAIN ENGLISH.

         The footnotes have been revised and certain disclosures stated as regular text, rather as footnotes, in an attempt to make this section more clear and to comply with the plain English rules.

19. PROMINENT DISCLOSURE SHOULD BE MADE OF THE PERCENTAGE OF AN INVESTMENT THAT WILL ACTUALLY BE AVAILABLE FOR INVESTMENT AFTER THE DEDUCTION OF ALL FRONT-END FEES, COMMISSION, EXPENSES AND COMPENSATION. SEE RELEASE 33-6900. THEREFORE, PLEASE REFLECT THE EQUIPMENT ACQUISITION FEES, LEVERAGE FEES AND RESERVES IN CALCULATING THE NET PROCEEDS AVAILABLE FOR INVESTMENT. PLEASE REVISE THROUGHOUT THE PROSPECTUS, INCLUDING THE COVER PAGE, THE CHANGE IN THE PERCENTAGE OF THE OFFERING PROCEEDS AVAILABLE FOR INVESTMENT REFLECTING THIS COMMENT.

         We respectfully submit that the table on page 9 reflects the amount of proceeds available for investment in equipment after deduction of all front-end fees, including the acquisition fees. The last line of the table, "Investment In Equipment" reflects the proceeds invested in equipment, net of the acquisition fees, which fact is detailed in footnote 4.

Pamela A. Long
June 30, 2006
Page 6



         Further, as is customary in the Company's industry, equipment acquisiton fees are capitalized into the cost of the equipment, and are considered as part of the purchase price of equipment. A statement to this effect has been added to footnote 3.

         We are unsure of the meaning of the Staff's reference to "leverage fees." The general partner will be paid a 1% debt placement fee, which is 1% of the amount borrowed. However, it is the policy of the Company, as stated in the prospectus, not to incur debt or use any leverage financing until 100% of the cash proceeds of the offering are used to acquire equipment. Stated differently, the Company will purchase equipment only with cash until 100% of its offering proceeds are invested, and only then will leverage be used to gain additional funds for investment. Therefore, because all proceeds will have been invested prior to incurring leverage, none of the proceeds will be used to pay debt service or the debt placement fee. Such payments will be made out of either borrowed funds themselves, or more likely, out of revenues generated by leasing activity. Due to this, the Company believes that "leverage fees" are not a use of proceeds, and therefore are appropriately not reflected in the table on page 9.

         Finally, as stated in footnote 4, the Company does not intend to establish a reserve account due to the triple-net nature of its leases.

20. PLEASE ADD THE TOTAL AMOUNT OF LEVERAGE THE PARTNERSHIP MAY USE TO THE USE OF PROCEEDS TABLE. PLEASE ALSO DISCLOSE THAT THE MORE LEVERAGE THAT IS USED, THE MORE ACQUISITION FEES AND OTHER ASSOCIATED FEES WOULD BE GENERATED FOR THE GENERAL PARTNER.

         Please see the Company's response to comment 19 above. The Company does not use leverage until all of the net proceeds of the offering are invested or committed to investment in equipment. After equipment is purchased using 100% cash, the Company may finance the equipment with up to 30% debt in order to acquire additional equipment. Debt service is paid using income generated by initial equipment leases. Therefore, any expense associated with leverage are not a use of proceeds of the offering.

         Similarly, acquisition fees associated with leveraged equipment can not be paid out of offering proceeds, because all of the net offering proceeds will have been invested in equipment prior to the Company's use of leverage. Therefore, no reference has been made on page 9 to the increased acquisition fees associated with leverage, as this topic is discussed in the Risk Factors and Conflicts of Interest sections of the prospectus.

21. PLEASE REVISE THE DISCLOSURE IN FOOTNOTE (4) IN PLAIN ENGLISH. FOR EXAMPLE:

          o   EXPLAIN WHAT YOU MEAN BY "TRIPLE-NET" BASIS.

          o IT IS UNCLEAR WHETHER YOU INTEND TO ESTABLISH RESERVES. PLEASE CLARIFY.

          o PLEASE DISCLOSE THE LEVERAGE FEES ASSOCIATED WITH THE COM CAP CORP LOAN AND THE RANGE OF THE LOAN.

Pamela A. Long
June 30, 2006
Page 7



         Footnotes 4 on page 9 have been revised as requested in the first and second bullets above. With respect to the third bullet, Com Cap Corp may loan funds to the Company, but such loan is one alternative for creating a reserve if the general partner or Com Cap Corp deem such a reserve to become necessary. In the sponsor's actual experience, such a reserve has never been necessary and it is not anticipated that such a reserve will be necessary for CIGF6. Any such loans would be on a case-by-case basis only, and Com Cap Corp further would likely lend to CIGF6 on an interest-free basis. For this reason, there is no appropriate or calculable amount to be included as a "use of proceeds" in the table or footnotes on page 9.

COMPENSATING OUR GENERAL PARTNER AND ITS AFFILIATES, PAGE 9

22. PLEASE REVISE THE LAST BULLET POINT IN PLAIN ENGLISH AND PROVIDE SOME EXAMPLES OF HOW THE GENERAL PARTNER CAN AFFECT THE AMOUNT OF CASH AVAILABLE FOR DISTRIBUTION AND HOW MUCH IT WILL BE COMPENSATED. FOR EXAMPLE, EXPLAIN WHAT YOU MEAN WHEN YOU REFER TO:

          o   COMPETITIVE SALES COMISSION,

          o   SUBORDINATING THE PAYMENT,

          o   CAPITAL CONTRIBUTION PLUS A CUMULATIVE RETURN.

         The text has been revised such that the term "competitive sales commission" is no longer used, and the additional requested discussion has been added to page 10.

23. SINCE YOU HAVE NOT IDENTIFIED ANY SPECIFIC INVESTMENTS FOR THE NET PROCEEDS, IT APPEARS THAT IT IS INAPPROPRIATE TO MAKE REFERENCE TO THE 10% ANNUAL RETURN IN THE PROSPECTUS. PLEASE DELETE THROUGHOUT THE PROSPECTUS, SUCH AS ON PAGE 37. SEE ITEM 10.C OF INDUSTRY GUIDE 5.

         The 10% annual return is the Company's target return. Hitting the 10% target also impacts the amount of distributions payable to affiliates of the Company as well as to investors. While the Company has endeavored to revise discussion of the 10% return throughout the prospectus in order to clarify that it is a target, and not a guaranty, the target return rate is critical to the operation of the fund. Therefore, the Company has elected to retain the discussion of the target return, as revised. Please see the introductory paragraph in the "Prior Offerings By Affiliates" section on page 39 and the fourth and fifth paragraphs in the "Distributions and Allocations" section on page 43 for additional discussion of what is meant by "anticipated returns" and "cumulative returns," respectively.

RISK FACTORS, PAGE 11

24. PROVIDE THE INFORMATION INVESTORS NEED TO ASSESS THE MAGNITUDE OF THE RISKS. FOR EXAMPLE:

Pamela A. Long
June 30, 2006
Page 8



          o IN THE SECOND RISK FACTOR, PROVIDE AN EXAMPLE SHOWING THAT ONLY A PORTION OF THE PROCEEDS WILL BE AVAILABLE TO PURCHASE EQUIPMENT AND THAT TECHNOLOGY EQUIPMENT WILL DEPRECIATE.

          o BRIEFLY DISCLOSE AND PROVIDE AN EXAMPLE OF THE FEES TO BE PAID TO THE GENERAL PARTNER, UNDER "WE PAY SIGNIFICANT FEES..." ON PAGE 12.

          o DESCRIBE THE ISSUES RELATED TO FUND I UNDER "IF WE ARE UNABLE TO ARRANGE PROMPTLY FOR THE RELEASE..." ON PAGE 9.

         The requested discussion has been added to the risk factors on page 12 (with respect to the second bullet) and on page 13 (with respect to the third bullet).

         With respect to the first bullet above, the Company respectfully submits that the second risk factor ("During the life of Commonwealth Income & Growth Fund VI, all or a portion of the distributions you receive will be a return of capital, rather than income...") is not related to the amount of proceeds available for investment in equipment, or to the depreciation of technology equipment, which are discussed in other risk factors. Rather, this risk factor discusses the difficulties in and tax aspects of calculating returns.

25. IN THIS SECTION YOU STATE THAT YOU CANNOT GIVE ASSURANCES OF A PARTICULAR OUTCOME. THE REAL RISK IS NOT THE LACK OF ASSURANCE, BUT RATHER, FOR EXAMPLE, THAT YOU WILL NOT BE ABLE TO PAY CASH DISTRIBUTIONS. PLEASE REVISE ALL RISK FACTORS TO STATE THE ACTUAL RISK.

         The Company has reviewed each risk factor and is unable to locate any risk factor in which the lack of assurance of a particular outcome has been stated as a risk, rather than the risk itself. The company respectfully submits that changes of this nature are not necessary.

YOU MAY BE LIABLE FOR PARTNERSHIP OBLIGATIONS IF YOU TAKE AN ACTIVE PART ... PAGE 14

26. PLEASE MAKE CLEAR IN THIS RISK FACTOR THAT THE LIMITED PARTNERS' LIABILITY WOULD NOT BE LIMITED TO WHAT THEY INVESTED AND THAT THEIR PERSONAL ASSETS, BEYOND WHAT THEY INVESTED, COULD BE AT STAKE.

         The requested clarification has been added to this risk factor on page 15.

YOU MAY BE OBLIGATED TO RETURN DISTRIBUTIONS. . ., PAGE 15

27. PLEASE REVISE IN PLAIN ENGLISH AND BRIEFLY DISCLOSE THE CIRCUMSTANCES UNDER WHICH INVESTORS WOULD NEED TO RETURN DISTRIBUTIONS.

         The discussion on page 15 has been revised to disclose more clearly under which circumstances an investor would need to return distributions.

WE HAVE NOT YET IDENTIFIED ALL OF OUR INVESTMENTS . . . , PAGE 15

Pamela A. Long
June 30, 2006
Page 9



28. CLARIFY THAT THERE COULD BE A SUBSTANTIAL DELAY BEFORE THE PROCEEDS OF THE OFFERING ARE INVESTED, WHICH WOULD DELAY ANY RETURN ON INVESTMENT TO INVESTORS. DISCLOSE THAT YOU HAVE UP TO THREE YEARS TO PURCHASE EQUIPMENT.

         The requested discussion has been added to this risk factor on page 15.

OUR SPONSOR, COMMONWEALTH CAPITAL CORP., DEPENDS UPON THE PROFITABILITY
 . . , PAGE 16

29. PLEASE QUANTIFY THE TAX EFFECT ON INVESTORS IF YOU WERE TREATED AS AN ASSOCIATION TAXABLE AS A CORPORATION.

         Discussion has been added on page 18-19 in the Risk Factor entitled "The IRS may challenge our partnership status which, if successful, could significantly reduce cash available for distributions" regarding a quantifyable effect on investors if the Company were treated as an association taxable as a corporation. Also, a cross reference to such risk factor has been added to the "Our sponsor, Commonwealth Capital Corp., depends upon the profitability..." risk factor on page 17.

TAX RISKS, PAGE 17

30. DISCLOSE THAT AN AUDIT OF THE PARTNERSHIP'S INFORMATION RETURN BY THE IRS COULD RESULT IN AN AUDIT OF THE INVESTOR'S INDIVIDUAL TAX RETURN.

         Disclosure has been added as requested on page 17.

31. PLEASE DISCLOSE THAT SOME DISTRIBUTIONS ARE A RETURN OF CAPITAL AND THE TAX CONSEQUENCES THAT MAY HAVE.

         Disclosure, in the form of a new risk factor, has been added as requested on page 17.

TAX BENEFITS ASSOCIATED WITH AN INVESTMENT IN UNITS COULD BE LOST... PAGE 19

32. PLEASE BRIEFLY DESCRIBE THE POTENTIAL TAX BENEFITS OF INVESTING IN THE UNITS THAT COULD BE LOST.

         Disclosure has been added as requested on page 19.

INVESTMENT IN CIGF6 BY CERTAIN BENEFIT PLANS . . ., PAGE 19

33. PLEASE REVISE IN PLAIN ENGLISH.

         This section of page 20 has been restated in plain English.

MANAGEMENT, AGE 19

Pamela A. Long
June 30, 2006
Page 10



34. SINCE THE PROCEEDS OF THE OFFERING HAVE NOT BEEN COMMITTED TO A SPECIFIC INVESTMENT, PLEASE CONFIRM IN THIS SECTION, IF TRUE, THAT THE MANAGEMENT LISTED WILL BE THE INDIVIDUALS RESPONSIBLE FOR MAKING INVESTMENT DECISIONS FOR THE PARTNERSHIP.

         Disclosure has been added to page 22 to state that the individuals listed will be the individuals responsible for making the partnership's investment decisions.

35. BRIEFLY DESCRIBE IN THIS SECTION HOW THE PARTNERSHIP AGREEMENT WOULD ALLOW FOR A CHANGE IN THE MANAGEMENT OF THE PARTNERSHIP.

         The requested discussion has been added to page 22.

COMMITTEES OF OUR BOARD OF DIRECTORS, PAGE 22

36. PLEASE CLARIFY WHETHER YOU CURRENTLY HAVE ANY EXISTING COMMITTEES AND, IF SO, THE NAMES OF THE MEMBERS OF THE COMMITTEES.

         Clarifying disclosure has been added to page 22 to state that the Company does not currently have any existing committees.

RESPONSIBILITIES_OF THE GENERAL PARTNER, PAGE 22

37. PLEASE CLARIFY WHETHER THE PARTNERSHIP AGREEMENT MODIFIES ANY STATE-LAW FIDUCIARY STANDARDS. IF SO, COMPARE THE STATE-LAW FIDUCIARY STANDARDS WITH THE STANDARDS AS MODIFIED BY THE PARTNERSHIP AGREEMENT. DISCUSS ANY SPECIFIC BENEFITS AND DETRIMENTS TO THE GENERAL PARTNER RESULTING FROM SUCH MODIFICATIONS.

         Rather than modifying state-law fiduciary duties, the partnership agreement relieves the general partner of the fiduciary duty to act solely in the interest of the partnership, so that it can provide investment opportunities to the other sponsored programs. This concept isstated accurately in the first paragraph of the "Responsibilities of the General Partner" section on page 23. A brief discussion of the benefits and detriments to the general partner has been added to this paragraph.

INVESTMENT OBJECTIVES AND POLICIES, PAGE 24

PRINCIPAL INVESTMENT POLICIES, PAGE 24

38. PLEASE DESCRIBE IN GREATER DETAIL THE COMMITMENTS YOU HAVE ENTERED INTO FOR THE ACQUISITION, FINANCING, OR LEASING TO THIRD PARTIES OF EQUIPMENT.

         The statement at the top of page 25 that the Company had several commitments for the acquisition, financing and leasing to third parties of equipment had been made in error due to a drafting oversight. This statement has been revised to reflect that the Company does not in fact have any such commitments at this time.

Pamela A. Long
June 30, 2006
Page 11



BORROWING POLICIES, PAGE 27

39. PLEASE DISCLOSE WHETHER YOU HAVE ENTERED ANY COMMITMENTS OR ARRANGEMENTS WITH POTENTIAL LENDERS.

         Disclosure has been added to page 27 to indicate that the Company has not entered into any commitments or arrangements with potential lenders at this time.

LIQUIDATION POLICIES, PAGE 28

40. PLEASE DESCRIBE HOW THE RESIDUAL VALUE IS DETERMINED AND HOW IT COMPARES TO DEPRECIATED BOOK VALUE.

      Residual value of equipment is determined by the market for such equipment at the time of liquidation. It may be equal to, less than or more than the depreciated book value, depending on the marketability of the particular item of equipment at the time it is sold. To determine such value, the general partner uses third-party residual value analysis and/or as multiple outside bids collected prior to each equipment sale. Disclosure to this effect has been added to page 29.

COMPENSATION TO THE GENERAL PARTNER AND AFFILIATES, PAGE 31

41. PLEASE ADD THE TOTAL AMOUNT OF LEVERAGE THE PARTNERSHIP MAY USE UNDER THE DEBT PLACEMENT FEE.

      The requested disclosure has been added to the table on page 33.

CONFLICTS OF INTEREST, PAGE 35

42. BRIEFLY DESCRIBE THE PROVISIONS OF THE PARTNERSHIP AGREEMENT THAT PROTECT THE INTEREST OF INVESTORS WHEN CONFLICTS ARISE.

         Regardless of whether the general partner is faced with a conflict of interest, Article 9.4 of the partnership agreement requires that the general partner shall have fiduciary responsibility for the safekeeping and use of all funds and assets of the partnership, and must employ the partnership's funds or assets only for the exclusive benefit of the partnership. Further, Article 17.2 of the partnership agreement requires that, regardless of any conflict, the general partner must act in good faith, with a course of conduct that is reasonable and in the best interest of the partnership and such course of conduct must not constitute negligence or misconduct of the general partner or its affiliates. Discussion of these points has been added to the Conflicts of Interest section on page 36.

43. PLEASE CLARIFY HOW ACTIONS TAKEN BY THE GENERAL PARTNER WILL AFFECT THE CASH AVAILABLE FOR DISTRIBUTION TO LIMITED PARTNERS.

         Several examples of how the general partner's actions can impact cash available for distribution have been added to page 37.

Pamela A. Long
June 30, 2006
Page 12



44. DISCLOSE WHETHER THE GENERAL PARTNER HAS THE AUTHORITY TO INVEST THE PARTNERSHIP'S FUNDS IN OTHER PARTNERSHIPS/FUNDS WHERE THE GENERAL PARTNER OR AN AFFILIATE IS THE MANAGER OR HAS AN INTEREST.

         The general partner may not invest the partnership's funds in other affiliated funds, and disclosure clarifying this point has been added to page 36.

PRIOR OFFERINGS BY AFFILIATES, PAGE 37

45. PLEASE BREAK THE FIRST PARAGRAPH INTO SMALLER PARAGRAPHS SO THAT IT IS EASIER TO READ.

         The requested revision has been made to page 39.

46. THROUGHOUT THIS SECTION, THE LANGUAGE REFERRING TO ANNUAL DISTRIBUTIONS OR RETURNS APPEARS TO IMPLY THAT INVESTORS ARE RECEIVING RETURNS ON CAPITAL. PLEASE REVISE TO INDICATE THIS IS RETURN OF CAPITAL. IN ADDITION, PLEASE CLARIFY WHAT IS MEANT BY "ANTICIPATED" RETURNS OR DISTRIBUTIONS.

         Discussion describing what is meant by "anticipated distributions" is contained on page 39. As a result of the changes made pursuant to comment 46 above, the "anticipated distributions" discussion now stands alone as its own paragraph. Clarifying language has also been added to this section to disclose that distributions will be primarily, if not wholly, a return of capital and not a return on capital.

47. DISCLOSE WHETHER YOU HAVE DISTRIBUTED ANY FUNDS TO LIMITED PARTNERS IN CONNECTION WITH THE LIQUIDATION OF FUNDS I AND II.

         Disclosure has been added to pages 39 and 40 to disclose that liquidation proceeds have not yet been distributed to investors in Fund I and
II. Fund I and II, rather than actively selling leased equipment, will liquidate by allowing current leases to expire, and providing a purchase option to lessees. Lease purchase proceeds will be used to fund any liquidation distributions to investors.

48. FOR EACH FUND, DISCLOSE THE AMOUNT AND SOURCE OF FINANCING USED TO PURCHASE EQUIPMENT.

         The requested disclosures have been added to the description of each fund on pages 39-40.

SALES MATERIAL, PAGE 71

49. PLEASE CONFIRM SUPPLEMENTALLY THAT YOU HAVE USED NO SALES MATERIAL NOT REVIEWED AND CLEARED BY THE STAFF. PLEASE PROVIDE US WITH COPIES OF ALL SALES MATERIALS AND NOTE THAT ANY MATERIALS WILL BE SUBJECT TO OUR REVIEW PRIOR TO EFFECTIVENESS. THIS OBLIGATION IS NOT TERMINATED UPON EFFECTIVENESS OF THE REGISTRATION STATEMENT.

Pamela A. Long
June 30, 2006
Page 13



         The company hereby confirms that no sales materials of any kind have been used by the Company to date, and the Company will submit for prior approval of the Staff any sales materials the Company intends to use. Enclosed herewith are the following items of sales materials for the Staff's review, each of which will be accompanied by a prospectus when shown or distributed:

         1. Brochure;

         2. Slide Show Presentation (with script);

         3. Offering Summary;

         4. Risks Handout;

         5. Leasing Life Cycle Handout; and

         6. A folder to hold each of the above and a prospectus.

50. PLEASE DISCLOSE THAT SALES LITERATURE IS REQUIRED TO PRESENT A BALANCED DISCUSSION OF THE RISKS AND REWARDS OF INVESTING IN THE PARTNERSHIP.

         The requested disclosure has been added to page 73.

COMMONWEALTH INCOME & GROWTH FUND INC. FINANCIAL STATEMENTS

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, PAGE F-7

RECENT ACCOUNTING PRONOUNCEMENTS, PAGE F-8

51. YOU DETERMINED THAT THE INCOME FUNDS MEET THE DEFINITION OF A VARIABLE INTEREST ENTITY, BUT THEY DO NOT MEET THE CRITERIA FOR CONSOLIDATION. PLEASE TELL US HOW YOU CONCLUDED THAT THE INCOME FUNDS MEET THE SCOPE EXCEPTION REQUIREMENTS SET FORTH IN PARAGRAPH 4 OF FIN 46R.

         Attached as Appendix A to this response letter is the Company's FIN 46 worksheet and supporting documentation, through which the Company has concluded that consolidation is not required.

TABLE II

52. PLEASE INCLUDE THE UNDERWRITING FEES.

         Underwriting fees have been added as requested.

PART II

ITEM 15. RECENT SALES OF UNREGISTERED SECURITIES, PAGE II-1

Pamela A. Long
June 30, 2006
Page 14



53. DISCLOSE THE NUMBER OF UNITS SOLD.

         The number of units sold (one unit) has been disclosed in Item 15.

EXHIBIT 8.1

54. PLEASE FILE A SIGNED AND DATED OPINION OF COUNSEL.

         A signed and dated opinion regarding tax matters is attached to Pre-Effective Amendment No. 1 as Exhibit 8.1.

EXHIBIT 10.2 - SUBSCRIPTION ESCROW AGREEMENT

55. WE NOTE THAT THE OFFERING TERMINATES ON THE SECOND ANNIVERSARY DATE OF THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT, BUT THE AGREEMENT DOES NOT REFLECT THIS. PLEASE REVISE.

         The form of escrow agreement has been revised as requested on page 1 thereof, and a revised agreement has been attached to Pre-Effective Amendment No. 1 as Exhibit 10.2.

         If you have any questions regarding the responses to the comments or regarding the filing in general, please call me at 215-851-8158. Thank you for your prompt attention to this matter.

                                         Sincerely,
                                         Reed Smith LLP


                                         By:      /s/ Richard G. Devlin
                                            ------------------------------------
                                                  Richard G. Devlin


Enclosures
cc:      Brigitte Lippmann, Esq. (w/courtesy copies)
         Michael B. Pollack, Esq. (w/o encl.)
         Kimberly A. Springsteen (w/o encl.)

                                   APPENDIX A
CCC/CIGF, INC.
FIN 46R TEMPLATE
12/31/2005

                                CIGF I        CIGF II        CIGF III        CIGF IV        CIGF V         CIGPF1          CIGPF2
                                ------        -------        --------        -------        ------         ------          ------
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
            Formation date    08/26/1993     01/13/1995     04/17/1997     05/15/2002     05/19/2003     01/02/2004      06/27/2005
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
STEP 1:  Does the entity
being evaluated as a VIE
subject to consolidation
meet the definition of a
"business" (as described
in EITF 98-3)?
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
a.  Does the entity being         Y              Y              Y               Y             Y               Y              Y
tested have the inputs
traditionally  associated
with a business
(long-lived assets,
intellectual property,
ability to obtain access
to necessary materials or
rights, employees)?
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
b.  Does the entity have          Y              Y              Y               Y             Y               Y              Y
the processes
traditionally associated
with a business (systems,
standards, protocols,
conventions, rules
necessary for normal
self-sustaining
operations, such as (1)
strategic management, (2)
operational processes,
(3)  resource management
processes)?
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
c.  Does the entity have          Y              Y              Y               Y             Y               Y              Y
the outputs traditionally
associated with a
business (access to
customers that purchase
the outputs of the
entity)?
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
Based upon responses to          YES            YES            YES             YES           YES             YES            YES
the above queries, does
the entity being
evaluated meet the
definition of a
business?  (If YES, go to
Step 2; if NO, go to Step
3).
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
STEP 2: For the entity
being evaluated as a VIE
subject to consolidation,
do one of the following
conditions exist?
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
a.  The reporting                 Y              Y              Y               Y             Y               Y              Y
enterprise (CCC), its
related parties, or both
participated
significantly in the
design or redesign of the
entity (fund) being
evaluated.
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
b.  The entity (fund)             N              N              N               N             N               N              N
being evaluated is
designed so that
substantially all of its
activities involve or are
conducted on behalf of
the reporting enterprise
(CCC) and its related
parties.
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

                                CIGF I        CIGF II        CIGF III        CIGF IV        CIGF V         CIGPF1          CIGPF2
                                ------        -------        --------        -------        ------         ------          ------
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
            Formation date    08/26/1993     01/13/1995     04/17/1997     05/15/2002     05/19/2003     01/02/2004      06/27/2005
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
c.  The reporting                 N              N              N               N             N               N              N
enterprise and its
related parties provide
more than half of the
total equity,
subordinated debt and
other forms of
subordinated financial
support to the entity
based upon an analysis of
the fair values of the
interests in the entity.
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
d.  The activities of the         N              N              N               N             N               N              N
entity being evaluated
relate primarily to
securitizations or other
forms of asset-backed
financings or
single-lessee leasing
arrangements.
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
If any of the responses          YES            YES            YES             YES           YES             YES            YES
to the above queries is
YES, go to Step 3. If
all of the responses to
the above queries are NO,
the entity being evaluated
is not a VIE which should
be considered for
consolidation.
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
STEP 3: For the VIE being
evaluated for
consolidation, if by
design, one of the
following conditions
(a, b or c) exists, the
VIE should be consolidated:
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
NOTE:  SEE ATTACHED
SCHEDULE PROVIDING
ADDITIONAL DISCUSSION OF
THE CONDITIONS LISTED IN
STEP 3.
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
a.  The total equity              N              N              N               N             N               N              N
investment at risk is not
sufficient to permit the
entity to finance its
activities without
additional
subordinatedfinancial
support provided by any
parties, including equity
holders.  For this
purpose, total equity at
risk:
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
    1. Includes only equity
investments in the entity   --------------- ------------- --------------- -------------- ------------- ---------------- ------------
that participate in
profits and losses, even    --------------- ------------- --------------- -------------- ------------- ---------------- ------------
if those investments do
not carry voting rights.
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
    2. Does not include
equity interests that the   --------------- ------------- --------------- -------------- ------------- ---------------- ------------
enitity issued in exchange
for subordinated interests  --------------- ------------- --------------- -------------- ------------- ---------------- ------------
in other VIEs.
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
    3.  Does not include
amounts provided to the     --------------- ------------- --------------- -------------- ------------- ---------------- ------------
equity investor directly
or indirectly by the        --------------- ------------- --------------- -------------- ------------- ---------------- ------------
entity or by other
parties involved with the   --------------- ------------- --------------- -------------- ------------- ---------------- ------------
entity (for example, by
fees, charitable            --------------- ------------- --------------- -------------- ------------- ---------------- ------------
contributions, or other
payments), unless the       --------------- ------------- --------------- -------------- ------------- ---------------- ------------
provider is a parent,
subsidiary, or affiliate    --------------- ------------- --------------- -------------- ------------- ---------------- ------------
of the investor that is
required to be included     --------------- ------------- --------------- -------------- ------------- ---------------- ------------
in the same set of
consolidated financial      --------------- ------------- --------------- -------------- ------------- ---------------- ------------
statements as the
investor?
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

                                CIGF I        CIGF II        CIGF III        CIGF IV        CIGF V         CIGPF1          CIGPF2
                                ------        -------        --------        -------        ------         ------          ------
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
            Formation date    08/26/1993     01/13/1995     04/17/1997     05/15/2002     05/19/2003     01/02/2004      06/27/2005
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
    4. Does not include
amounts financed for the    --------------- ------------- --------------- -------------- ------------- ---------------- ------------
equity investor (for
example, by loans or        --------------- ------------- --------------- -------------- ------------- ---------------- ------------
guarantees of loans)
directly by the entity or   --------------- ------------- --------------- -------------- ------------- ---------------- ------------
by other parties involved
with the entity, unless     --------------- ------------- --------------- -------------- ------------- ---------------- ------------
that party is a parent,
subsidiary, or affiliate    --------------- ------------- --------------- -------------- ------------- ---------------- ------------
of the investor that is
required to be included in  --------------- ------------- --------------- -------------- ------------- ---------------- ------------
the same set of
consolidated financial      --------------- ------------- --------------- -------------- ------------- ---------------- ------------
statements as the
investor.
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
b.  As a group the                N              N              N               N             N               N              N
holders of the equity
investment at risk lack
any one of the following
three characteristics of
a controlling financial
interest:
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
    1. The direct or
indirect ability through
voting rights or similar
rights to make decisions
about an entity's
activities that have a
significant effect on the
success of the entity. The
investors do not have that
ability through voting
rights or similar rights
if no owners hold voting
rights or similar rights
(such as those of a common
shareholder in a
corporation or a general
partner in a partnership).
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
    2. The obligation to
absorb the expected losses
of the entity. The
investor or investors do
not have that obligation
if they are directly or
indirectly protected from
the expected losses or are
guaranteed a return by the
entity itself or by other
parties involved with the
entity.
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
    3. The right to receive
the expected residual       --------------- ------------- --------------- -------------- ------------- ---------------- ------------
returns of the entity. The
investors do not have that  --------------- ------------- --------------- -------------- ------------- ---------------- ------------
right if their return is
capped by the entity's      --------------- ------------- --------------- -------------- ------------- ---------------- ------------
governing documents or
arrangements with other     --------------- ------------- --------------- -------------- ------------- ---------------- ------------
variable interest holders
or the entity.
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

                                CIGF I        CIGF II        CIGF III        CIGF IV        CIGF V         CIGPF1          CIGPF2
                                ------        -------        --------        -------        ------         ------          ------
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
            Formation date    08/26/1993     01/13/1995     04/17/1997     05/15/2002     05/19/2003     01/02/2004      06/27/2005
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
c.  The equity investors          N              N              N               N             N               N              N
as a group also are
considered to lack
characteristic (b)(1) if
(i) the voting rights of
some investors are not
proportional to their
obligations to absorb the
expected losses of the
entity, their rights to
receive the expected
residual returns of the
entity, or both and (ii)
substantially all of the
entity's activities (for
example, providing
financing or buying
assets) either involve or
are conducted on behalf
of an investor that has
disproportionately few
voting rights.  For
purposes of applying this
requirement, enterprises
shall consider each
party's obligations to
absorb expected losses
and rights to receive
expected residual returns
to all of that party's
interests in the entity
and not only to its
equity investment at risk.
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
If the response to any of
the queries (a,b or c) is
YES, the entity is subject
to consolidation.
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------
CONCLUSION: SINCE THE
RESPONSES TO THE ABOVE
QUERIES (A, B OR C) WERE
NO, CCC AND CIGF WOULD NOT
CONSOLIDATE THE INCOME
FUNDS INTO THEIR
RESPECTIVE FINANCIAL
STATEMENTS.
--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

--------------------------- --------------- ------------- --------------- -------------- ------------- ---------------- ------------

The following is support for Commonwealth Capital Corp.'s conclusion that its variable interest entities are not subject to consolidation as they do not have any of the following characteristics: (Please use this in supplement to FIN 46R template)

STEP 3:

A) THE EQUITY INVESTMENT AT RISK IS NOT SUFFICIENT TO PERMIT THE ENTITY TO FINANCE ITS ACTIVITIES WITHOUT ADDITIONAL SUBORDINATED FINANCIAL SUPPORT PROVIDED BY ANY PARTIES, INCLUDING THE EQUITY HOLDERS.

         The equity investment is sufficient to finance the operations of the Limited Partnership. No additional financial support is required or guaranteed by the General Partner or the Limited Partners. The General Partner shall have no obligation to make any capital contribution or to loan or otherwise provide funds to the Partnerships, joint venture or other entity in which the Partnership has an interest (Article 3.1 in Partnership Agreement). Each Limited Partnership Unit shall be fully paid and non-assessable, no assessments for payments by Limited Partners will be made by the General Partner, and no plans calling for any installment payments, warrants, options or other staged or deferred payments shall be allowed. (Article 3.3 Partnership Agreement).

B) THE EQUITY INVESTORS LACK ONE OF MORE OF THE FOLLOWING ESSENTIAL CHARACTERISTICS OF A CONTROLLING FINANCIAL INTEREST:

                  1. THE DIRECT OR INDIRECT ABILITY TO MAKE DECISIONS ABOUT THE ENTITY'S ACTIVITIES THROUGH VOTING RIGHTS OR SIMILAR RIGHTS

                  The investors will not have the opportunity to participate in management decisions or evaluate the terms of the investments made by the offering (p.6 of prospectus). However, the Limited Partners will have limited voting (p. 12 of the Prospectus). Also, the General Partner has the direct ability to make decisions about the entity's activities. Therefore, the investors do not lack the ability to make decisions.

                  In accordance with the partnership agreement, Article 10.2, The Limited Partners by a vote of a Majority in Interest of the Limited Partners may, without the necessity for concurrence by the General Partner (a) approve or disapprove a sale of all or substantially all of the assets of the Partnership, except as otherwise permitted or required under
                  Section 14.1 or 14.4 of this Agreement; (b) dissolve the Partnership; (c) subject to Section 10.5, amend this Agreement except that amendment of Articles 6, 7 and 8 shall require the affirmative vote of Limited Partners owning at least 66-2/3% of the Units owned by all Limited Partners; (d) remove or approve the withdrawal of the General Partner; or (e) prior to the effective date of a removal, withdrawal or dissolution of the General Partner, elect an additional, replacement or successor General Partner to be admitted prior to such effective date. With respect to any Units owned by the General Partner or its Affiliates, the General Partner and its Affiliates may not vote or consent on matters submitted to the Limited Partners regarding removal of the General Partner or any transaction between the Partnership and the General Partner or its Affiliates. In determining the required percentage in interest of Units necessary to approve a matter on which the General Partner and its Affiliates may not vote or consent, any Units owned by the General Partner or its Affiliates shall not be included.

                  2. THE OBLIGATION TO ABSORB THE EXPECTED LOSSES OF THE ENTITY

                           Except as otherwise provided in the Partnership
                  Agreement, Net Profits and Net Losses allocated to the Limited Partners for any fiscal year shall generally be divided among them in proportion to their Units for such fiscal year.
                  Article 7.2 of the partnership agreement discusses net losses. Net Losses for each fiscal year of the Partnership shall be allocated 99% to the Limited Partners and one percent to the General Partner. The partners are not protected from losses nor are they guaranteed a return.

                  3. THE RIGHT TO RECEIVE THE EXPECTED RESIDUAL RETURNS OF THE ENTITY.

                  The purpose and business of the Partnership includes the realization and distribution of cash from sales or other dispositions of equipment (article 2.5 in the partnership agreement). The holder of record shall be entitled to all distributions and all allocations of Net Profits and Net Losses with respect to Units registered in his name and to all other rights of a Limited Partner until his rights in such Units have been transferred and the General Partner has been notified as required herein. (article 3.4 of partnership agreement). Article 7.1.2 of the partnership agreement states that net profits from transactions in connection with the termination or liquidation of the Partnership, therefore there is a right to receive the expected residual returns of the entity without any cap on their return.

C) THE EQUITY INVESTORS HAVE VOTING RIGHTS THAT ARE NOT PROPORTIONATE TO THEIR ECONOMIC INTERESTS, AND THE ACTIVITIES OF THE ENTITY INVOLVE OR ARE CONDUCTED ON BEHALF OF AN INVESTOR WITH A DISPROPORTIONATELY SMALL VOTING INTEREST.


The Commonwealth entities operate in such that the limited partners pool their equity investment together and have a pro-rata share of the profits and losses of the company based on their economic interests. No Limited Partner shall have priority over any other Limited Partner, either as to the return of his Capital Contribution or as to Net Profits, Losses or distributions (Partnership Agreement, Article 3.5). Further details of voting rights are found in Article 10, Rights of Limited Partners, in the Partnership Agreement. Voting rights are proportionate to economic interests.